Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies (Textual)
Rent expense	$ 827,593	$ 730,705	$ 565,328